Acquisition and sale of businesses and brands and purchase of non-controlling interests - Cash consideration paid in respect of acquisition of business and purchases of shares of non-controlling interest (Details) - USD ($)
$ in Millions
	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Disclosure of business combinations and purchase of NCI [line items]
Cash transferred	$ 0	$ (373)		$ (116)
Cash	0	0		2
Capital injection(1)	(128)	(92)		(80)
Net cash outflow on acquisition of businesses	(139)	(516)		(364)
Purchase of shares of non-controlling interests	(223)	(178)	[1]	0	[1]
Total net cash outflow	(362)	(694)		(364)
Investments in associates
Disclosure of business combinations and purchase of NCI [line items]
Cash transferred	(5)	(20)		(6)
Other subsidiaries
Disclosure of business combinations and purchase of NCI [line items]
Cash transferred	0	(373)		(116)
Other subsidiaries | Prior year acquisitions
Disclosure of business combinations and purchase of NCI [line items]
Cash transferred	(6)	(31)		(51)
Casamigos Tequila LLC | Prior year acquisitions
Disclosure of business combinations and purchase of NCI [line items]
Cash transferred	$ 0	$ 0		$ (113)

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.